Income Taxes (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income (loss) before income tax from discontinued operations
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax	$ 2,338	$ (728)	$ (1,524)
Non-PRC [Member]
Income (loss) before income tax from discontinued operations
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax	0	0	0
PRC [Member]
Income (loss) before income tax from discontinued operations
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax	$ 2,338	$ (728)	$ (1,524)